Summary of Significant Accounting Policies - Segment Information (Details) - segment	6 Months Ended	12 Months Ended
	Mar. 31, 2023	Sep. 30, 2022
Summary of Significant Accounting Policies
Number of operating segment	1
Number of reportable segment	1
Mariadb Corporation Ab
Summary of Significant Accounting Policies
Number of operating segment		1
Number of reportable segment		1